Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2022
Other Payables And Accrued Liabilities
Other payables and accrued liabilities

Note 10 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

Schedule of Other payables and accrued liabilities
	December 31, 2022	December 31, 2021

Salary payables	$891,214	$846,761
Employee reimbursement and benefit payables	53,671	63,586
Other miscellaneous payables	189,460	23,099
Warranty liability	—	14,530
Total other payables and accrued liabilities	$1,134,345	$947,976